LOAN FROM DIRECTOR	6 Months Ended
Apr. 30, 2025
Loan From Director
LOAN FROM DIRECTOR

NOTE 4 – LOAN FROM DIRECTOR

As of April 30, 2025, the Company had entered the following debts forgiven agreement:

- $21,115 from former director, Mr. Gaga Gvenetadze ($14,000 accounts payable and $7,115 loan).

- $15,565 from Mr. Irakli Gunia (loan payable).

In total, $36,680 of forgiven debt was recorded as an increase in Additional Paid-In Capital under U.S. GAAP. This non-cash transaction was excluded from the statement of cash flows.

As of April 30, 2025, the Company owed $10,577 to the Company’s existing director, Mr. Ka Miew Hon, for the Company’s working capital purposes. The amount is outstanding and payable upon request.